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                            THE COVENTRY FUNDS TRUST

May 4, 2007

U.S. Securities and Exchange Commission
Public Filing Desk
100 F Street, N.E.
Washington, DC 20459

Re:      The Coventry Funds Trust (the "Registrant");
         File Nos. 33-81800 and 811-08644

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned certifies (i) that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in the Registrant's Post-Effective Amendment No. 32, which was filed with the Commission on April 26, 2007 and (ii) that Post-Effective Amendment No. 32 has been filed electronically with the Commission.

Very truly yours,

/s/ R. Jeffrey Young

R. Jeffrey Young
President